Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	Leasehold improvements	Computer equipment	Furniture, fixtures and fittings	Total
	$m	$m	$m	$m
Cost
At 1 January 2023	13.9	25.1	6.1	45.1
Additions on acquisitions	0.5	0.2	0.6	1.3
Additions	3.7	3.5	1.8	9.0
At 1 January 2024	18.1	28.8	8.5	55.4
Additions on acquisitions	—	0.1	—	0.1
Additions	5.6	5.0	1.1	11.7
Disposals	(0.1)	(0.1)	(0.1)	(0.3)
At 31 December 2024	23.6	33.8	9.5	66.9

Depreciation
At 1 January 2023	6.8	22.3	4.2	33.3
Charge for the year	1.5	2.4	1.6	5.5
At 1 January 2024	8.3	24.7	5.8	38.8
Charge for the year	2.5	3.9	0.9	7.3
Disposals	—	—	—	—
At 31 December 2024	10.8	28.6	6.7	46.1

Net book value
At 31 December 2024	12.8	5.2	2.8	20.8

At 31 December 2023	9.8	4.1	2.7	16.6